OTHER (EXPENSE) INCOME (Tables)	12 Months Ended
Dec. 31, 2020
Other Expense Income [Abstract]
Disclosure of other (expense) income [Table Text Block]
	Years ended December 31,
	2020	2019
Management fee income	1,198	1,186
Other operating (expense) income, net	297	(266)
	1,495	920